Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net (Loss) Income Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share	The following table sets forth the basic and diluted net (loss) income per share computation and provides a reconciliation of the numerator and denominator for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021		2022		2023
Numerator:
Net (loss) income attributable to ordinary shareholders	NT$	(11,444)	NT$	14,829	NT$	(50,026)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted		7,937		7,937		7,937
Basic and diluted net (loss) income per share attributable to ordinary shareholders	NT$	(1.44)	NT$	1.87	NT$	(6.30)